March 16, 2018

Supplement

SUPPLEMENT DATED MARCH 16, 2018 TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE INCOME PLUS PORTFOLIO
(the "Fund")
CLASS X
Dated May 1, 2017

Effective March 19, 2018, Mikhael Breiterman-Loader will no longer serve as a portfolio manager to the Fund. Accordingly, effective March 19, 2018, all references to Mr. Breiterman-Loader will be removed from the Fund's Summary Prospectus and Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

March 16, 2018

Supplement

SUPPLEMENT DATED MARCH 16, 2018 TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE INCOME PLUS PORTFOLIO
(the "Fund")
CLASS Y
Dated May 1, 2017

Effective March 19, 2018, Mikhael Breiterman-Loader will no longer serve as a portfolio manager to the Fund. Accordingly, effective March 19, 2018, all references to Mr. Breiterman-Loader will be removed from the Fund's Summary Prospectus and Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

March 16, 2018

Supplement

SUPPLEMENT DATED MARCH 16, 2018 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE INCOME PLUS PORTFOLIO
(the "Fund")
Dated May 1, 2017

Effective March 19, 2018, Mikhael Breiterman-Loader will no longer serve as a portfolio manager to the Fund. Accordingly, effective March 19, 2018, all references to Mr. Breiterman-Loader will be removed from the Fund's Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.